GENERAL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANIES SUBSIDIARIES

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2025	Percentage Owned December 31, 2024

Security Matters (SMX) PLC	Ireland	100%	100%
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%	100%
Lionheart III Corp	USA	100%	100%
SMX (Security Matters) Ireland Limited	Ireland	100%	100%
SMX Fashion and Luxury	France	100%	100%
TrueSilver SMX Platform Ltd.	Canada	100%	100%
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%	100%
Security Matters Canada Ltd.	Canada	100%	100%
SMX Beverages Pty Ltd.	Australia	100%	100%
SMX Circular Economy Platform PTE, Ltd.	Singapore	70%	70%
True Gold Consortium Pty Ltd.	Australia	52.9%	52.9%
SMX Circular Economy FZCO	UAE	100%	-

In addition, the Company’s has the following investments in associated companies:

Entity	Country of Incorporation	Percentage Owned June 30, 2025	Percentage Owned December 31, 2024
Yahaloma Technologies Inc.	Canada	50%	50% *

Controlled entity	Country of Incorporation	Percentage Owned December 31, 2024	Percentage Owned December 31, 2023
Security Matters (SMX) PLC	Ireland	100%	100%
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%	100%
Lionheart III Corp	USA	100%	100%
SMX (Security Matters) Ireland Limited	Ireland	100%	100%
SMX Fashion and Luxury	France	100%	100%
TrueSilver SMX Platform Ltd.	Canada	100%	100%
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%	100%
Security Matters Canada Ltd.	Canada	100%	100%
SMX Beverages Pty Ltd.	Australia	100%	100%
SMX Circular Economy Platform PTE, Ltd.	Singapore	70%	100%
True Gold Consortium Pty Ltd.	Australia	52.9%*	51.9%*
SMX Circular Economy FZCO **	UAE	-	-

In addition, the Company’s has the following investments in associated company:

Entity	Country of Incorporation	Percentage Owned December 31, 2024	Percentage Owned December 31, 2023
Yahaloma Technologies Inc.	Canada	50%	50%

The proportion of ownership interest is equal to the proportion of voting power held.

*	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited). In July 2024, ownership in the subsidiary increased from 51.9% to 52.9%. See also note 3.

**	On March 26, 2025, subsequent balance sheet date, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates. See also note 28.